Taxation (Current and Deferred Portion of Income Tax Expense and Benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Taxation
Current tax provision		¥ 29,024	¥ 63,527	¥ 91,403
Deferred tax provision		2,580	7,876	6,680
Income tax expenses	$ 4,552	¥ 31,604	¥ 71,403	¥ 98,083